Nature of Business	6 Months Ended
Nov. 30, 2011
Notes to Financial Statements
Nature of Business

Bella Petrella’s Holdings, Inc. (the "Company") is a marketing Company, incorporated in Florida on July 28, 2009, with headquarters in Orlando, Florida. The Company sells its own line of gourmet pasta sauces and salsas. The Company is the sole owner of two subsidiaries, Bobby V's Original Westshore Pizza, LLC ("Bobby V's), incorporated in Florida, on August 27, 2008, and Philly Westshore Franchising Enterprises, Inc. ("Philly"), organized in Florida, on March 30, 2008. Bobby V's is a pizza and sandwich sports bar located in Tampa, Florida. Philly, headquartered in Tampa Florida, franchises pizza and sandwich sports bar restaurants primarily in Florida and Ohio. Bobby V's and Philly are referred to together as the "Westshore Companies". The Company’s principal assets are the pasta sauce recipes developed by one of its founders, the pizza and sandwich sports bar's reputation, customer base, inventory and equipment, and franchise contracts and related receivables.